ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)1 - USD ($)	Oct. 10, 2017	Oct. 09, 2017
Formulation in common stock		105,519
My Cloudz [Member] | Reverse Merger [Member]
Business acquisition, common stock, shares received	227,273
Business acquisition, common shares issued and outstanding, Percentage	57.00%
Business acquisition, cash balance	$ 3,972
Business acquisition, accounts payable	1,105
Business acquisition, related party payable	$ 75,907